Other Assets	12 Months Ended
Dec. 31, 2024
Other Asset [Abstract]
Other Assets	Other Assets

		December 31, 2024	December 31, 2023
	Notes	$	$
Financial assets
Investments held for self-insured liabilities	23	195.7	204.5
Holdbacks on long-term contracts		43.7	25.2
Derivative financial instruments	23,24	20.7	20.0
Insurance recovery assets	7	10.6	—
Other		39.2	28.6
Non-financial assets
Other		17.6	18.0
		327.5	296.3
Less current portion - financial		26.2	15.8
Less current portion - non-financial		1.3	1.3
Long-term portion		300.0	279.2

Financial assets - Other primarily includes sublease receivables and deposits. Non-financial assets - Other primarily includes investments in joint ventures and associates, transaction costs on long-term debt, and investment tax credits.

Investments held for self-insured liabilities include government and corporate bonds that are classified as FVOCI with unrealized gains (losses) recorded in other comprehensive income. Investments also include equity securities that are classified as FVPL with gains (losses) recorded in net income.

Their fair value and amortized cost are as follows:

	December 31, 2024		December 31, 2023
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	122.7	123.1	127.2	125.0
Equity securities	73.0	54.6	77.3	66.3
Total	195.7	177.7	204.5	191.3

The bonds bear interest at rates ranging from 0.63% to 8.00% per annum (2023 – 0.63% to 8.00%). The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31, 2024	December 31, 2023
	$	$
Within one year	6.0	0.4
After one year but not more than five years	37.5	43.1
More than five years	79.2	83.7
Total	122.7	127.2